Leases (Details 2) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Operating lease cost	¥ 7,951	¥ 6,763	¥ 4,903
Short-term lease cost	3,181	2,782	1,902
Total	11,132	9,545	6,805
Cash paid for operating leases	¥ 7,915	¥ 6,715	¥ 4,801